Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.7%
Alphabet, Inc., Class A	56,084	$9,620,649
Alphabet, Inc., Class C	46,311	8,018,750
Charter Communications, Inc., Class A*(a)	1,411	535,785
Comcast Corp., Class A	58,282	2,405,298
Electronic Arts, Inc.	3,329	502,479
Omnicom Group, Inc.	2,845	278,924
Pinterest, Inc., Class A*	7,287	232,820
Snap, Inc., Class A*(a)	12,619	168,085
Take-Two Interactive Software, Inc.*	2,065	310,844
Walt Disney Co. (The)	26,778	2,508,831
Warner Bros Discovery, Inc.*	32,464	280,814
Total Communication Services		24,863,279

Consumer Discretionary — 8.4%
Airbnb, Inc., Class A*	6,302	879,507
Aptiv PLC*	3,955	274,437
AutoZone, Inc.*	250	783,422
Best Buy Co., Inc.	2,824	244,332
CarMax, Inc.*	2,295	193,790
Chipotle Mexican Grill, Inc.*	20,075	1,090,474
DoorDash, Inc., Class A*	4,498	498,019
eBay, Inc.	7,572	421,079
Hilton Worldwide Holdings, Inc.	3,683	790,630
Home Depot, Inc. (The)	14,707	5,414,529
LKQ Corp.	3,686	152,969
Lowe’s Cos., Inc.	8,382	2,057,865
Lululemon Athletica, Inc.*	1,626	420,581
Marriott International, Inc., Class A	3,690	838,737
MercadoLibre, Inc.*	658	1,098,136
NIKE, Inc., Class B	17,860	1,337,000
NVR, Inc.*	45	387,337
Royal Caribbean Cruises Ltd.*	3,232	506,519
Starbucks Corp.	16,475	1,284,226
Tesla, Inc.*	40,254	9,341,746
TJX Cos., Inc. (The)	16,832	1,902,353
Tractor Supply Co.	1,602	421,839
Ulta Beauty, Inc.*	714	260,531
Yum China Holdings, Inc.	5,537	167,439
Yum! Brands, Inc.	4,099	544,470
Total Consumer Discretionary		31,311,967

Consumer Staples — 6.7%
Campbell Soup Co.	2,773	129,943
Church & Dwight Co., Inc.	3,575	350,386
Clorox Co. (The)	1,792	236,419
Colgate-Palmolive Co.	12,147	1,204,861
Conagra Brands, Inc.	6,897	209,117
Costco Wholesale Corp.	6,482	5,328,204
Dollar General Corp.	3,194	384,526
Dollar Tree, Inc.*	3,044	317,611
Estee Lauder Cos., Inc. (The), Class A	3,134	312,178
General Mills, Inc.	8,310	557,933
Hershey Co. (The)	2,151	424,779
Hormel Foods Corp.	4,199	134,830
J M Smucker Co. (The)	1,494	176,217
Kellanova	3,760	218,644
Kenvue, Inc.	25,393	469,517
Keurig Dr Pepper, Inc.	13,256	454,416
Kimberly-Clark Corp.	4,933	666,202
Kraft Heinz Co. (The)	11,544	406,464
Kroger Co. (The)	10,392	566,364
McCormick & Co., Inc.	3,654	281,394
Mondelez International, Inc., Class A	19,899	1,360,097
PepsiCo, Inc.	20,169	3,482,581
Procter & Gamble Co. (The)	34,499	5,546,059
Sysco Corp.	7,416	568,436
Target Corp.	6,752	1,015,568
Walgreens Boots Alliance, Inc.	10,355	122,914
Total Consumer Staples		24,925,660

	Shares	Value
Common Stocks (continued)
Energy — 1.7%
Baker Hughes Co.	14,822	$573,908
Cheniere Energy, Inc.	3,395	620,063
Halliburton Co.	13,173	456,840
Kinder Morgan, Inc.	28,701	606,452
Marathon Petroleum Corp.	5,286	935,728
ONEOK, Inc.	8,506	708,805
Schlumberger NV	20,846	1,006,653
Valero Energy Corp.	4,849	784,180
Williams Cos., Inc. (The)	17,816	765,019
Total Energy		6,457,648

Financials — 14.7%
Aflac, Inc.	7,605	725,365
Allstate Corp. (The)	3,832	655,732
American Express Co.	8,422	2,131,103
American International Group, Inc.	9,962	789,289
Ameriprise Financial, Inc.	1,463	629,192
Apollo Global Management, Inc.	5,930	743,088
Arch Capital Group Ltd.*	5,231	501,025
Arthur J Gallagher & Co.	3,101	879,103
Bank of America Corp.	101,515	4,092,070
Bank of New York Mellon Corp. (The)	11,033	717,917
Blackstone, Inc.	10,288	1,462,439
Capital One Financial Corp.	5,527	836,788
Cboe Global Markets, Inc.	1,525	279,853
Cincinnati Financial Corp.	2,265	295,854
Citigroup, Inc.	27,709	1,797,760
Citizens Financial Group, Inc.	6,748	287,937
CME Group, Inc.	5,258	1,018,527
Corpay, Inc.*	1,014	295,906
Discover Financial Services	3,652	525,851
Everest Re Group Ltd.	478	187,792
Fidelity National Information Services, Inc.	7,069	543,111
Fifth Third Bancorp	9,943	420,987
Fiserv, Inc.*	8,603	1,407,193
Franklin Resources, Inc.	4,589	104,950
Global Payments, Inc.	3,754	381,557
Hartford Financial Services Group, Inc. (The)	4,334	480,727
Huntington Bancshares, Inc.	20,890	312,306
Intercontinental Exchange, Inc.	8,294	1,257,039
KeyCorp	13,554	218,626
KKR & Co., Inc.	9,794	1,209,069
M&T Bank Corp.	2,415	415,791
Marsh & McLennan Cos., Inc.	7,230	1,609,181
Mastercard, Inc., Class A	12,286	5,697,141
MetLife, Inc.	8,861	680,968
Moody’s Corp.	2,324	1,060,860
Morgan Stanley	18,548	1,914,339
MSCI, Inc.	954	515,885
Nasdaq, Inc.	4,996	338,129
Northern Trust Corp.	2,970	263,291
PayPal Holdings, Inc.*	16,072	1,057,216
PNC Financial Services Group, Inc. (The)	5,832	1,056,175
Principal Financial Group, Inc.	3,448	281,047
Progressive Corp. (The)	8,550	1,830,726
Prudential Financial, Inc.	5,339	669,083
Raymond James Financial, Inc.	2,758	319,928
Regions Financial Corp.	13,330	298,192
S&P Global, Inc.	4,601	2,230,243
Synchrony Financial	5,879	298,594
Travelers Cos., Inc. (The)	3,366	728,537
Truist Financial Corp.	19,463	869,801
US Bancorp	21,665	972,325
Visa, Inc., Class A(a)	23,154	6,151,323
Willis Towers Watson PLC	1,510	426,243
Total Financials		54,873,174

Health Care — 7.8%
Alnylam Pharmaceuticals, Inc.*	1,813	430,515

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Avantor, Inc.*	9,466	$253,216
Biogen, Inc.*	2,103	448,360
BioMarin Pharmaceutical, Inc.*	2,697	227,438
Bristol-Myers Squibb Co.	29,798	1,417,193
Cardinal Health, Inc.	3,564	359,358
Cigna Group (The)	4,314	1,504,162
Cooper Cos., Inc. (The)*	2,872	268,044
Dexcom, Inc.*	5,653	383,386
Edwards Lifesciences Corp.*	8,815	555,786
Elevance Health, Inc.	3,461	1,841,356
Gilead Sciences, Inc.	18,252	1,388,247
Hologic, Inc.*	3,383	276,087
Humana, Inc.	1,761	636,795
IDEXX Laboratories, Inc.*	1,202	572,296
Incyte Corp.*	2,713	176,535
Merck & Co., Inc.	37,163	4,204,250
Mettler-Toledo International, Inc.*	308	468,477
Quest Diagnostics, Inc.	1,620	230,526
ResMed, Inc.	2,122	452,517
Royalty Pharma PLC, Class A	5,458	153,752
STERIS PLC	1,439	343,576
UnitedHealth Group, Inc.	13,594	7,832,319
Veeva Systems, Inc., Class A*	1,805	346,434
Vertex Pharmaceuticals, Inc.*	3,767	1,867,377
Viatris, Inc.	17,390	209,723
Waters Corp.*	851	286,174
West Pharmaceutical Services, Inc.	1,085	332,194
Zimmer Biomet Holdings, Inc.	3,052	339,840
Zoetis, Inc.	6,769	1,218,691
Total Health Care		29,024,624

Industrials — 6.6%
3M Co.	8,088	1,031,625
A O Smith Corp.	1,755	149,245
Automatic Data Processing, Inc.	5,076	1,333,059
Broadridge Financial Solutions, Inc.	1,437	307,518
Carrier Global Corp.	11,672	794,980
Cintas Corp.	1,266	967,148
Dover Corp.	2,044	376,628
Emerson Electric Co.	7,001	819,887
Equifax, Inc.	1,778	496,720
Expeditors International of Washington, Inc.	2,080	259,626
Fastenal Co.	8,355	591,116
FedEx Corp.	3,315	1,001,959
Ferguson PLC	2,833	630,768
Fortive Corp.	4,318	310,248
General Electric Co.	15,966	2,717,413
Illinois Tool Works, Inc.	4,440	1,097,923
Ingersoll Rand, Inc.	5,923	594,669
JB Hunt Transport Services, Inc.	1,190	206,049
Johnson Controls International PLC	9,984	714,255
Masco Corp.	3,153	245,461
Otis Worldwide Corp.	6,052	571,914
Parker-Hannifin Corp.	1,568	879,899
Paychex, Inc.	3,959	506,831
Quanta Services, Inc.	2,098	556,767
Rockwell Automation, Inc.	1,683	468,968
SS&C Technologies Holdings, Inc.	2,654	193,609
Trane Technologies PLC	3,338	1,115,827
TransUnion	2,801	252,818
United Parcel Service, Inc., Class B	10,622	1,384,790
United Rentals, Inc.	982	743,472
Verisk Analytics, Inc.	1,767	462,512
Waste Management, Inc.	5,947	1,205,219
Westinghouse Air Brake Technologies Corp.	2,608	420,279
WW Grainger, Inc.	580	566,550
Xylem, Inc.	3,478	464,313
Total Industrials		24,440,065

	Shares	Value
Common Stocks (continued)
Information Technology — 38.9%
Accenture PLC, Class A	7,725	$2,554,039
Adobe, Inc.*	5,595	3,086,482
Advanced Micro Devices, Inc.*	19,657	2,840,043
Akamai Technologies, Inc.*	1,814	178,280
Amdocs Ltd.	1,408	123,158
Analog Devices, Inc.	6,201	1,434,787
ANSYS, Inc.*	1,065	334,016
Apple, Inc.	166,860	37,056,269
Applied Materials, Inc.	12,279	2,605,604
Atlassian Corp., Class A*	1,900	335,483
Autodesk, Inc.*	2,626	649,988
Cadence Design Systems, Inc.*	3,322	889,167
CDW Corp.	1,655	360,972
Cisco Systems, Inc.	50,097	2,427,200
Cognizant Technology Solutions Corp., Class A	6,235	471,865
Crowdstrike Holdings, Inc., Class A*	2,721	631,163
Dell Technologies, Inc., Class C	3,649	414,818
Enphase Energy, Inc.*	1,617	186,133
EPAM Systems, Inc.*	685	147,364
Fair Isaac Corp.*	300	480,000
Fortinet, Inc.*	7,533	437,215
Gartner, Inc.*	940	471,119
Gen Digital, Inc.	7,549	196,198
Hewlett Packard Enterprise Co.	15,821	314,996
HP, Inc.	12,100	436,689
HubSpot, Inc.*	595	295,733
Intel Corp.	51,257	1,575,640
International Business Machines Corp.	11,155	2,143,322
Intuit, Inc.	3,352	2,169,917
Keysight Technologies, Inc.*	2,136	298,121
KLA Corp.	1,687	1,388,519
Lam Research Corp.	1,916	1,765,096
Marvell Technology, Inc.	10,527	705,098
Micron Technology, Inc.	13,406	1,472,247
Microsoft Corp.	77,507	32,425,053
MongoDB, Inc.*	846	213,497
Motorola Solutions, Inc.	2,059	821,376
NetApp, Inc.	2,523	320,371
NVIDIA Corp.	198,332	23,208,811
Okta, Inc.*	1,944	182,619
ON Semiconductor Corp.*	5,287	413,708
Palo Alto Networks, Inc.*	3,934	1,277,488
QUALCOMM, Inc.	13,673	2,474,129
Roper Technologies, Inc.	1,307	711,988
Salesforce, Inc.	11,561	2,991,987
Seagate Technology Holdings PLC	2,355	240,610
ServiceNow, Inc.*	2,497	2,033,532
Skyworks Solutions, Inc.	1,936	219,968
Snowflake, Inc., Class A*	3,880	505,874
Synopsys, Inc.*	1,858	1,037,359
TE Connectivity Ltd.	3,788	584,602
Teradyne, Inc.	1,899	249,073
Texas Instruments, Inc.	11,105	2,263,310
Trimble, Inc.*	3,014	164,384
VeriSign, Inc.*	1,066	199,353
Western Digital Corp.*	3,929	263,439
Workday, Inc., Class A*	2,548	578,702
Zebra Technologies Corp., Class A*	623	218,791
Zscaler, Inc.*	1,077	193,160
Total Information Technology		144,669,925

Materials — 3.4%
Air Products and Chemicals, Inc.	3,207	846,167
Albemarle Corp.(a)	1,703	159,520
Ball Corp.	4,541	289,852
CRH PLC	10,133	868,398
DuPont de Nemours, Inc.	5,544	464,033
Ecolab, Inc.	3,692	851,707
Freeport-McMoRan, Inc.	20,911	949,569

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
International Flavors & Fragrances, Inc.	3,729	$370,961
Linde PLC	7,166	3,249,781
LyondellBasell Industries NV, Class A	3,729	370,886
Martin Marietta Materials, Inc.	902	535,202
Newmont Corp.	16,867	827,664
Nucor Corp.	3,518	573,223
Packaging Corp. of America	1,291	258,032
PPG Industries, Inc.	3,441	436,938
Sherwin-Williams Co. (The)	3,468	1,216,574
Vulcan Materials Co.	1,943	533,373
Total Materials		12,801,880

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc.	2,263	265,427
American Tower Corp.	6,824	1,504,010
AvalonBay Communities, Inc.	2,080	426,234
CBRE Group, Inc., Class A*	4,535	511,140
Crown Castle, Inc.	6,323	696,036
Digital Realty Trust, Inc.	4,569	683,020
Equinix, Inc.	1,369	1,081,838
Equity Residential	5,001	348,220
Essex Property Trust, Inc.	933	259,710
Extra Space Storage, Inc.	3,056	487,799
Healthpeak Properties, Inc.	10,256	223,786
Host Hotels & Resorts, Inc.	10,218	178,917
Invitation Homes, Inc.	8,380	295,562
Iron Mountain, Inc.	4,239	434,752
Mid-America Apartment Communities, Inc.	1,688	235,932
Prologis, Inc.	13,503	1,702,053
Public Storage	2,318	685,942
SBA Communications Corp.	1,567	344,019
Simon Property Group, Inc.	4,742	727,612
Ventas, Inc.	5,881	320,162
Welltower, Inc.	8,658	963,202
Weyerhaeuser Co.	10,713	340,245
Total Real Estate		12,715,618

Utilities — 1.6%
American Water Works Co., Inc.	2,847	405,299
Avangrid, Inc.	1,031	36,776
Consolidated Edison, Inc.	5,051	492,574
Eversource Energy	5,098	330,911
Exelon Corp.	14,551	541,297
NextEra Energy, Inc.	29,634	2,263,741
PG&E Corp.	29,835	544,489
Public Service Enterprise Group, Inc.	7,304	582,640
Sempra	9,216	737,833
Total Utilities		5,935,560

Total Common Stocks
(Cost $326,982,182)		372,019,400

Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	1,490,450	1,490,450

	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)	273,930	$273,930

Total Short-Term Investments
(Cost $1,764,380)		1,764,380

Total Investments — 100.4%
(Cost $328,746,562)		373,783,780
Other Assets and Liabilities, Net — (0.4)%		(1,307,348)
Net Assets — 100%		$372,476,432

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,385,360; total market value of collateral held by the Fund was $7,483,352. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,992,902.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (formerly, IQ Candriam U.S. Large Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$372,019,400	$—	$—	$372,019,400
Short-Term Investments:
Money Market Funds	1,764,380	—	—	1,764,380
Total Investments in Securities	$373,783,780	$—	$—	$373,783,780

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.